Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

11. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2024 and 2025:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Accrued professional fees	5,541	5,477
Accrued promotion fees	1,477	882
Accrued employee welfare expense, meal and travel expense	1,427	285
Guarantee deposits	880	180
Withholding employees’ social insurance and housing fund	927	843
Others	4,851	4,663
Total	15,103	12,330